POST-RETIREMENT BENEFITS - Other Post-Retirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of defined benefit obligation	8 years	9 years
Estimate of contributions, Less than a year	$ 4	$ 27
Estimate of contributions, between 1-2 years	4	7
Estimate of contributions, between 2-5 years	12	21
Estimate of contributions, over 5 years	36	98
Total	56	153
Defined pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions, Less than a year	4	27
Estimate of contributions, between 1-2 years	4	7
Estimate of contributions, between 2-5 years	12	20
Estimate of contributions, over 5 years	36	95
Total	56	149
Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions, Less than a year	0	0
Estimate of contributions, between 1-2 years	0	0
Estimate of contributions, between 2-5 years	0	1
Estimate of contributions, over 5 years	0	3
Total	$ 0	$ 4